Investment in joint ventures and associates - Summary of Investment in Joint Venture and Associates (Details) - ARS ($) $ in Thousands							12 Months Ended
	Oct. 06, 2025	Nov. 19, 2024	Aug. 23, 2024	Jul. 04, 2024	Jul. 12, 2023	Aug. 21, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
Investment in Joint Ventures and Associates
TOTAL							$ 31,331,842			$ 38,566,753
Income taxes refund	$ 197,761	$ 647,945	$ 628,444	$ 383,511	$ 647,946	$ 4,528,453	3,036,372	$ 2,491,499	$ 309,000
Previously stated
Investment in Joint Ventures and Associates
Income taxes refund	$ 187,650		$ 427,401	$ 250,377
Rombo Cía. Financiera S.A.
Investment in Joint Ventures and Associates
BBVA Argentina Ownership and Voting Power (in percentages)										40.00%
TOTAL							13,625,569			$ 22,445,780
BBVA Seguros Argentina S.A.
Investment in Joint Ventures and Associates
BBVA Argentina Ownership and Voting Power (in percentages)										12.22%
TOTAL							9,756,279			$ 8,308,487
Interbanking S.A.
Investment in Joint Ventures and Associates
BBVA Argentina Ownership and Voting Power (in percentages)										11.11%
TOTAL							4,440,690			$ 4,814,031
Play Digital S.A.
Investment in Joint Ventures and Associates
BBVA Argentina Ownership and Voting Power (in percentages)										12.16%
TOTAL							2,538,980			$ 2,093,175
Openpay Argentina S.A.
Investment in Joint Ventures and Associates
BBVA Argentina Ownership and Voting Power (in percentages)										12.51%
TOTAL							$ 970,324			$ 905,280